Earnings before Income Taxes by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Operating income	$ 1,890	$ 4,591	$ 2,670
Market-based impacts to postemployment benefit plans	(1,341)	1,561	(223)
Certain other postemployment benefit plan income / (expense)	164	61	(82)
Unrealized (losses) / gains on hedging activities	(79)	21	13
General corporate expenses	(88)	(116)	(49)
Cost savings initiatives expenses	(107)	(290)	(303)
Interest and other expense, net	(484)	(501)	(258)
Royalty income from Mondelēz International	0	0	41
Earnings before income taxes	1,406	4,090	2,453
Cheese
Segment Reporting Information [Line Items]
Operating income	675	721	716
Cost savings initiatives expenses	(19)	(88)	(98)
Beverages & Snack Nuts
Segment Reporting Information [Line Items]
Operating income	545	504	416
Cost savings initiatives expenses	(5)	(51)	(74)
Refrigerated Meals
Segment Reporting Information [Line Items]
Operating income	409	364	409
Cost savings initiatives expenses	(31)	(35)	(30)
Meal Solutions
Segment Reporting Information [Line Items]
Operating income	1,073	1,130	1,259
Cost savings initiatives expenses	(41)	(40)	(38)
International
Segment Reporting Information [Line Items]
Operating income	451	463	371
Cost savings initiatives expenses	(3)	(17)	(14)
Other Businesses
Segment Reporting Information [Line Items]
Operating income	188	172	143
Cost savings initiatives expenses	$ (3)	$ (19)	$ (18)